Covance Agreement	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Covance Agreement

NOTE I – COVANCE AGREEMENT

On November 18, 2013, NeoGenomics and Covance Central Laboratories (“Covance”) entered into an exclusive alliance to provide comprehensive anatomic pathology, histology and specialty laboratory testing services for clinical trials. Covance is the largest contract research organization servicing the needs of the pharmaceutical industry. Through this alliance, Covance’s clients will gain access to fully integrated anatomic pathology and histology (“APH”) services, including immunohistochemistry (“IHC”), fluorescence in-situ hybridization (“FISH”) and molecular testing. Covance will establish a laboratory at NeoGenomics’ Fort Myers, Florida facility and together with NeoGenomics, will provide a full range of APH, tissue based biomarkers and other specialty testing services. The companies will then expand joint capabilities globally at Covance’s central laboratory locations in Shanghai, China; Geneva, Switzerland; and Singapore. As part of the alliance, Covance will have access to NeoGenomics extensive medical and scientific networks, which includes more than 500 pathologists. NeoGenomics gains access to Covance’s broad market reach, established client relationships, and extensive clinical trials experience. We believe this alliance will provide seamless global testing services supporting oncology and companion diagnostics strategies for biopharmaceutical firms around the world. We are currently expanding our facility in Fort Myers, Florida to provide the capacity to grow this partnership with Covance and to provide quality testing for global clinical trials.